SECURITIES ACT FILE NO. 33-52742
INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 56	☑

SUNAMERICA SERIES TRUST
(Exact name of Registrant as Specified in Charter)

1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices) (Zip Code)
(800.858.8850)
(Registrant’s Telephone Number, including area code)
Nori L. Gabert, Esq.
Vice President and Deputy General Counsel
SunAmerica Asset Management Corp.
2919 Allen Parkway, L3-20
Houston, Texas 77019
(Name and Address for Agent for Service)

Copy to:
Mallary Reznik, Esq.
SAFG Retirement Services, Inc.
1 SunAmerica Center, Century City
Los Angeles, California 90067-6022
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, NW
Washington, DC 20006
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

     Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.
     It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on January 13, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date), pursuant to paragraph (a)(2) of Rule 485
     If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This Post-Effective Amendment No. 54 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 52 filed on October 27, 2011. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 52.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 9th day of January, 2012.

SunAmerica Series Trust (Registrant)
By:	/s/ John T. Genoy
John T. Genoy
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ JOHN T. GENOY John T. Genoy	President (Principal Executive Officer)	January 9, 2012

/s/ DONNA M. HANDEL Donna M. Handel	Vice President, Treasurer and Controller (Principal Financial and Accounting Officer)	January 9, 2012

* Garrett F. Bouton	Trustee	January 9, 2012

* Carl D. Covitz	Trustee	January 9, 2012

* Jana W. Greer	Trustee	January 9, 2012

* Jane Jelenko	Trustee	January 9, 2012

* Allan L. Sher	Trustee	January 9, 2012

* Gilbert T. Ray	Trustee	January 9, 2012

* Bruce G. Willison	Trustee	January 9, 2012

* By:	/s/ Nori L. Gabert Nori L. Gabert Attorney-in-Fact	January 9, 2012